ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities	¥ 1,532,000	¥ 799,000
Deposits received from distributors
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Deposits received from distributors		400,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Deposits received from distributors		1,000,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities		¥ 19,197,000